PREFERRED INCOME FUND
INCORPORATED

Dear Shareholder:

     The Preferred Income Fund was a bright spot in a year that really needed some good news. For the fiscal year ended November 30, 2001, the Fund earned total returns of 17.0% on net asset value ("NAV") and 28.0% on market price. Those returns were very good by just about any measure.

     The following table shows the Fund's returns on NAV over a range of time periods ending November 30, 2001. As in the past, we have compared the Fund to a Lipper composite of investment grade closed-end bond funds. Although the investment strategies used by the Fund differ significantly from those of the typical bond fund, we believe that the Preferred Income Fund provides a better way of accomplishing a similar investment objective.


--------------------------------------------------------------------------------

                   TOTAL RETURN PER YEAR ON NET ASSET VALUE(1)
                           FOR PERIODS ENDED 11/30/01

                                                         ONE   FIVE    LIFE OF
                                                        YEAR   YEARS   FUND(2)
                                                        -----  ------  --------
Preferred Income Fund .................................  17.0%   7.5%    12.5%
Lipper Composite of Investment Grade Bond Funds(3) ....  11.2%   6.9%     8.2%


----------------
(1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice, which differs from the procedures used elsewhere in this report.
(2)  Since inception on January 31, 1991.
(3) Includes all U.S. Government bond, mortgage bond and term trust, and investment grade bond funds in Lipper's closed-end fund database at each point in time.


     Although the tragedies of September 11th overshadowed everything else, the main events in the markets for bonds and preferreds last year were high volatility and declining interest rates. Short-term interest rates, in particular, fell dramatically. In contrast, long-term rates showed a moderate decline for the year, partially due to a recent bounce back from their previous lows. The Fund benefited from these trends, including even the volatility.

     The preferred market gave a good account of itself under these conditions. Hybrid fixed rate preferreds (which are fully taxable) led the parade with a very strong performance, followed by a very commendable showing by adjustable rate preferreds ("ARPs"). Traditional fixed rate preferreds (eligible for the Dividends Received Deduction available to corporate taxpayers) lagged behind, but still did a pretty good job of keeping up with the fixed-income markets generally. Preferreds were definitely a very good place to be in such difficult times.

     The disparity in the performance of hybrid and traditional preferreds created some opportunities. As prices seemed right, we sold some of the Fund's holdings of hybrid preferreds and added to both adjustable and fixed rate traditional preferreds. This shift was a reversal in part of the increase in hybrid preferreds accomplished several years ago when hybrids were on the "bargain counter." The following pie charts illustrate the change in the composition of the Fund's portfolio over the course of the year.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

11/30/2001

Adjustable Rates                       18.4
Traditional Fixed Rates                45.9
Inverse Floating Rate Preferred         1.1
Hybrid Preferreds                      29.3
Cash & Other                            5.3

11/30/2000

Adjustable Rates                       16.7
Traditional Fixed Rates                40.4
Common Stock                            0.3
Hybrid Preferreds                      40.7
Cash & Other                            1.9


     The Board of Directors recently updated the Fund's investment guidelines. The Fund is now required under normal circumstances to invest at least 80% of its total net assets in preferreds of all types, including both hybrid preferreds and traditional preferreds. In the past, the guideline was 65%. Furthermore, investments in debt securities are now limited under normal circumstances to 20% (versus 35% previously) of total net assets. As a practical matter, these revisions merely reflect more closely the Fund's actual practices. They are not expected to cause any changes in our portfolio strategies.

     The Fund's leverage magnifies results, good or bad; and that was a big positive this year. Our income benefited greatly from the lower cost of the Money Market Cumulative Preferred(TRADE MARK) shares ("MMP") issued by the Fund to create its leverage. The annualized rate paid on the MMP, which is reset every 49 days through an auction process, is approximately 1.7% currently. A year ago, it was around 5%. Beyond that, the leverage further enhanced the very good total returns earned on the Fund's preferred portfolio. It was definitely a good year to be leveraged.

     A portion of the appreciation on our holdings of preferreds was offset by losses on the Fund's hedges (which consisted entirely of purchased put options on Treasury bond futures). That was to be expected in the face of declining long term interest rates. The goal in markets like this is simply to keep losses on our "safety net" hedge from eating up too much of what we make on the rest of the portfolio. On that count, we have declared victory.

     The market price of the Fund's common stock has recently stayed in a fairly narrow range around the net asset value of the shares, as shown by the graph that follows. The recovery from a discount to NAV a year ago contributed to the especially attractive total returns on market value set forth in the opening paragraph of this letter.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Preferred Income Fund
                    Premium/Discount of Market Price to NAV

Date      Prem/Disc

12/28/1990
01/04/1991
01/11/1991
01/18/1991
01/25/1991
02/01/1991
02/08/91   0.0842
02/15/91   0.0438
02/22/91   0.0395
03/01/91   0.0424
03/08/91   0.0183
03/15/91   0.0151
03/22/91   0.0201
03/29/91   0.023
04/05/91   0.0149
04/12/91   0.0196
04/19/91   0.0314
04/26/91   0.0268
05/03/91   0.023
05/10/91   0.0199
05/17/91   0.0146
05/24/91   0.0219
05/31/91   0.051
06/07/91   0.0423
06/14/91   0.0417
06/21/91   0.0536
06/28/91   0.0659
07/05/91   0.0726
07/12/91   0.0659
07/19/91   0.0643
07/26/91   0.0549
08/02/91   0.0678
08/09/91   0.054
08/16/91   0.0449
08/23/91   0.0648
08/30/91   0.0314
09/06/91   0.057
09/13/91   0.0883
09/20/91   0.0651
09/27/91   0.0682
10/04/91   0.0764
10/11/91   0.0745
10/18/91   0.0719
10/25/91   0.0662
11/01/91   0.0693
11/08/91   0.0827
11/15/91   0.0801
11/22/91   0.065
11/29/91   0.0807
12/06/91   0.0716
12/13/91   0.0791
12/20/91   0.0839
12/27/91   0.1136
01/03/92   0.1091
01/10/92   0.1116
01/17/92   0.0978
01/24/92   0.0912
01/31/92   0.0417
02/07/92   0.0478
02/14/92   0.0613
02/21/92   0.0417
02/28/92   0.0381
03/06/92   0.0339
03/13/92   0.0447
03/20/92   0.0387
03/27/92   0.0327
04/03/92   0.0357
04/10/92   0.0452
04/17/92   0.0464
04/24/92   0.0423
05/01/92   0.0523
05/08/92   0.0382
05/15/92   0.0347
05/22/92   0.0083
05/29/92   0.0039
06/05/92   0.0302
06/12/92   0.0239
06/19/92   0.0227
06/26/92   0.0491
07/03/92   0.0491
07/10/92   0.0593
07/17/92   0.057
07/24/92   0.0712
07/31/92   0.058
08/07/92   0.0601
08/14/92   0.0389
08/21/92   0.0306
08/28/92   0.025
09/04/92   0.0228
09/11/92   0.0356
09/18/92   0.0489
09/25/92   0.0339
10/02/92   0.065
10/09/92   0.0417
10/16/92   0.0417
10/23/92   0.0378
10/30/92   0.0707
11/06/92   0.0378
11/13/92   0.059
11/20/92   0.0349
11/27/92   0.0506
12/04/92   0.068
12/11/92   0 .0601
12/18/92   0.0582
12/25/92   0.0618
01/01/93   0.0739
01/08/93   0.0987
01/15/93   0.1145
01/22/93   0.1021
01/29/93   0.076
02/05/93   0.053
02/12/93   0.0452
02/19/93   0.0434
02/26/93   0.0628
03/05/93   0.0909
03/12/93   0.0538
03/19/93   0.0248
03/26/93   0.0638
04/02/93   0.0806
04/09/93   0.0764
04/16/93   0.0671
04/23/93   0.0764
04/30/93   0.0677
05/07/93   0.0918
05/14/93   0.0779
05/21/93   0.07
05/28/93   0.074
06/04/93   0.0497
06/11/93   0.0388
06/18/93   0.056
06/25/93   0.0703
07/02/93   0.0451
07/09/93   0.0541
07/16/93   0.049
07/23/93   0.0576
07/30/93   0.0598
08/06/93   0.079
08/13/93   0.0484
08/20/93   0.0377
08/27/93   0.0434
09/03/93   0.045
09/10/93   0.0361
09/17/93   0.0467
09/24/93   0.0321
10/01/93   0.0293
10/08/93   0.011
10/15/93   0.0173
10/22/93   0.0048
10/29/93  -0.0075
11/05/93   0.0095
11/12/93   0.0019
11/19/93  -0.0316
11/26/93   0.003
12/03/93  -0.0175
12/10/93  -0.0103
12/17/93   0.0323
12/24/93  -0.0051
12/31/93  -0.0287
01/07/94   0.0093
01/14/94   0.0149
01/21/94  -0.0126
01/28/94  -0.0316
02/04/94  -0.0196
02/11/94  -0.0224
02/18/94  -0.0741
02/25/94  -0.0539
03/04/94  -0.0092
03/11/94  -0.027
03/18/94  -0.0379
03/25/94  -0.0505
04/01/94  -0.0466
04/08/94  -0.0713
04/15/94  -0.0596
04/22/94  -0.0598
04/29/94  -0.0863
05/06/94  -0.0581
05/13/94  -0.0635
05/20/94  -0.0409
05/27/94  -0.0397
06/03/94  -0.0289
06/10/94   0.0146
06/17/94  -0.0037
06/24/94   0.0175
07/01/94   0.0006
07/08/94   0.0299
07/15/94   0.0188
07/22/94  -0.0084
07/29/94  -0.0082
08/05/94  -0.0161
08/12/94  -0.0215
08/19/94  -0.0263
08/26/94  -0.0439
09/02/94  -0.0379
09/09/94  -0.0232
09/16/94  -0.0293
09/23/94  -0.0273
09/30/94  -0.0565
10/07/94  -0.1141
10/14/94  -0.1089
10/21/94  -0.1416
10/28/94  -0.0732
11/04/94  -0.0783
11/11/94  -0.0912
11/18/94  -0.0951
11/25/94  -0.0788
12/02/94  -0.0593
12/09/94  -0.0508
12/16/94  -0.0554
12/23/94  -0.0822
12/30/94  -0.0836
01/06/95  -0.0201
01/13/95  -0.0134
01/20/95  -0.0525
01/27/95  -0.0697
02/03/95   0.0061
02/10/95  -0.0289
02/17/95  -0.0419
02/24/95  -0.0004
03/03/95   0.0035
03/10/95  -0.0445
03/17/95  -0.0666
03/24/95  -0.0568
03/31/95  -0.029
04/07/95  -0.0256
04/14/95  -0.0217
04/21/95  -0.0439
04/28/95  -0.0271
05/05/95  -0.0398
05/12/95  -0.0178
05/19/95  -0.041
05/26/95  -0.087
06/02/95  -0.0259
06/09/95  -0.0608
06/16/95  -0.0759
06/23/95  -0.0884
06/30/95  -0.0753
07/07/95  -0.0844
07/14/95  -0.0995
07/21/95  -0.0976
07/28/95  -0.0917
08/04/95  -0.0888
08/11/95  -0.0935
08/18/95  -0.0942
08/25/95  -0.0832
09/01/95  -0.0698
09/08/95  -0.0816
09/15/95  -0.0968
09/22/95  -0.0978
09/29/95  -0.0816
10/06/95  -0.0974
10/13/95  -0.1094
10/20/95  -0.1048
10/27/95  -0.121
11/03/95  -0.1151
11/10/95  -0.1146
11/17/95  -0.1117
11/24/95  -0.1043
12/01/95  -0.1071
12/08/95  -0.1192
12/15/95  -0.1244
12/22/95  -0.1337
12/29/95  -0.1313
01/05/96  -0.1365
01/12/96  -0.1354
01/19/96  -0.1379
01/26/96  -0.1251
02/02/96  -0.1244
02/09/96  -0.1238
02/16/96  -0.136
02/23/96  -0.1281
03/01/96  -0.1118
03/08/96  -0.1332
03/15/96  -0.1521
03/22/96  -0.1564
03/29/96  -0.1464
04/05/96  -0.1343
04/12/96  -0.1477
04/19/96  -0.1402
04/26/96  -0.1488
05/03/96  -0.1477
05/10/96  -0.1452
05/17/96  -0.1363
05/24/96  -0.1432
05/31/96  -0.1111
06/07/96  -0.118
06/14/96  -0.1003
06/21/96  -0.1129
06/28/96  -0.1049
07/5/96   -0.095
07/12/96  -0.098
07/19/96  -0.1071
07/26/96  -0.1077
08/02/96  -0.1105
08/09/96  -0.0574
08/16/96  -0.0714
08/23/96  -0.0705
08/30/96  -0.0669
09/06/96  -0.0824
09/13/96  -0.0756
09/20/96  -0.1186
09/27/96  -0.1106
10/04/96  -0.0861
10/11/96  -0.0941
10/18/96  -0.1077
10/25/96  -0.0858
11/01/96  -0.0778
11/08/96  -0.0831
11/15/96  -0.0833
11/22/96  -0.0653
11/29/96  -0.0606
12/06/96  -0.0667
12/13/96  -0.0831
12/20/96  -0.0749
12/27/96  -0.075
01/03/97  -0.0242
01/10/97  -0.0291
01/17/97  -0.0465
01/24/97  -0.041
01/31/97  -0.0459
02/07/97  -0.0675
02/14/97  -0.0544
02/21/97  -0.0539
02/28/97  -0.055
03/07/97  -0.0584
03/14/97  -0.0637
03/21/97  -0.0752
03/28/97  -0.0584
04/04/97  -0.0627
04/11/97  -0.0881
04/18/97  -0.0976
04/25/97  -0.0852
05/02/97  -0.0451
05/09/97  -0.0578
05/16/97  -0.0529
05/23/97  -0.0554
05/30/97  -0.0541
06/06/97  -0.051
06/13/97  -0.0486
06/20/97  -0.0486
06/27/97  -0.0429
07/04/97  -0.0308
07/11/97  -0.0537
07/18/97  -0.0583
07/25/97  -0.0519
08/01/97  -0.0498
08/08/97  -0.0583
08/15/97  -0.0708
08/22/97  -0.0739
08/29/97  -0.0469
09/05/97  -0.0595
09/12/97  -0.0623
09/19/97  -0.0651
09/26/97  -0.0604
10/03/97  -0.0299
10/10/97  -0.0385
10/17/97  -0.0477
10/24/97  -0.0558
10/31/97  -0.0517
11/07/97  -0.0425
11/14/97  -0.0554
11/21/97  -0.067
11/28/97  -0.0313
12/05/97  -0.0431
12/12/97  -0.0519
12/19/97  -0.0632
12/26/97  -0.0621
01/02/98  -0.009
01/09/98  -0.0211
01/16/98  -0.0012
01/23/98  -0.0431
01/30/98  -0.0358
02/06/98  -0.0364
02/13/98  -0.0474
02/20/98  -0.0466
02/27/98  -0.0446
03/06/98  -0.048
03/13/98  -0.0595
03/20/98  -0.0437
03/27/98  -0.0518
04/03/98  -0.0645
04/10/98  -0.0509
04/17/98  -0.058
04/24/98  -0.0663
05/01/98  -0.0422
05/08/98  -0.0589
05/15/98  -0.0681
05/22/98  -0.0702
05/29/98  -0.0496
06/05/98  -0.0556
06/12/98  -0.0586
06/19/98  -0.0599
06/26/98  -0.0479
07/03/98  -0.0496
07/10/98  -0.0558
07/17/98  -0.0565
07/24/98  -0.0645
07/31/98  -0.0503
08/07/98  -0.0614
08/14/98  -0.0779
08/21/98  -0.075
08/28/98  -0.0448
09/04/98  -0.0448
09/11/98  -0.0379
09/18/98  -0.0326
09/25/98  -0.0367
10/02/98  -0.0379
10/09/98  -0.0249
10/16/98  -0.0228
10/23/98  -0.0117
10/30/98  -0.0091
11/06/98  -0.014
11/13/98  -0.0423
11/20/98  -0.0394
11/27/98  -0.0267
12/04/98  -0.0373
12/11/98  -0.0212
12/18/98  -0.0355
12/25/98  -0.0127
01/01/99  -0.0106
01/08/99  -0.0182
01/15/99  -0.0372
01/22/99  -0.0557
01/29/99  -0.0557
02/05/99  -0.0536
02/12/99  -0.0687
02/19/99  -0.0647
02/26/99  -0.1014
03/05/99  -0.0826
03/12/99  -0.0747
03/19/99  -0.0935
03/26/99  -0.106
04/02/99  -0.0802
04/09/99  -0.0969
04/16/99  -0.1003
04/23/99  -0.0957
04/30/99  -0.0946
05/07/99  -0.0962
05/14/99  -0.0928
05/21/99  -0.1146
05/28/99  -0.1048
06/04/99  -0.1014
06/11/99  -0.0991
06/18/99  -0.0927
06/25/99  -0.1031
07/02/99  -0.0979
07/09/99  -0.0938
07/16/99  -0.1037
07/23/99  -0.0747
07/30/99  -0.0751
08/06/99  -0.0792
08/13/99  -0.0963
08/20/99  -0.0946
08/27/99  -0.0911
09/03/99  -0.1071
09/10/99  -0.0892
09/17/99  -0.1065
09/24/99  -0.0788
10/01/99  -0.0703
10/08/99  -0.0727
10/15/99  -0.1442
10/22/99  -0.1279
10/29/99  -0.1431
11/05/99  -0.1368
11/12/99  -0.1373
11/19/99  -0.1078
11/26/99  -0.1207
12/03/99  -0.1115
12/10/99  -0.1164
12/17/99  -0.1277
12/24/99  -0.1624
12/31/99  -0.1084
01/07/00  -0.0771
01/14/00  -0.0451
01/21/00  -0.1203
01/28/00  -0.1392
02/04/00  -0.0511
02/11/00  -0.0641
02/18/00  -0.0872
02/25/00  -0.0812
03/03/00  -0.0585
03/10/00  -0.0526
03/17/00  -0.0706
03/24/00  -0.1058
03/31/00  -0.1052
04/07/00  -0.0782
04/14/00  -0.0904
04/21/00  -0.0868
04/28/00  -0.0757
05/05/00  -0.0591
05/12/00  -0.0608
05/19/00  -0.0438
05/26/00  -0.0407
06/02/00  -0.0482
06/09/00  -0.0639
06/16/00  -0.067
06/23/00  -0.0678
06/30/00  -0.08
07/07/00  -0.0807
07/14/00  -0.0755
07/21/00  -0.0842
07/28/00  -0.0816
08/04/00  -0.0851
08/11/00  -0.0865
08/18/00  -0.0672
08/25/00  -0.0851
09/01/00  -0.0681
09/08/00  -0.0794
09/15/00  -0.0858
09/22/00  -0.0905
09/29/00  -0.1071
10/06/00  -0.0866
10/13/00  -0.0872
10/20/00  -0.0845
10/27/00  -0.0695
11/03/00  -0.0571
11/10/00  -0.0734
11/17/00  -0.0991
11/24/00  -0.1379
12/01/00  -0.0864
12/08/00  -0.0877
12/15/00  -0.1171
12/22/00  -0.0939
12/29/00  -0.0965
01/05/01  -0.0328
01/12/01   0.0028
01/19/01  -0.0285
01/26/01  -0.036
02/02/01  -0.0414
02/09/01  -0.029
02/16/01  -0.0314
02/23/01  -0.0321
03/02/01   0.0007
03/09/01  -0.0517
03/16/01  -0.0586
03/23/01  -0.0288
03/30/01  -0.0203
04/06/01  -0.0094
04/13/01   0.0117
04/20/01  -0.0229
04/27/01  -0.0088
05/04/01   0.0072
05/11/01  -0.0146
05/18/01   0.0029
05/25/01  -0.016
06/01/01   0.018
06/09/01  -0.0215
06/16/01  -0.0405
06/23/01  -0.0503
06/30/01  -0.0258
07/07/01   0.0064
07/14/01  -0.041
07/21/01   0.0021
07/28/01   0.0308
08/04/01  -0.0175
08/11/01  -0.0473
08/18/01  -0.0282
08/25/01  -0.0221
09/01/01  -0.0475
09/08/01  -0.0007
09/15/01  -0.0007
09/22/01  -0.0173
09/29/01  -0.012
10/06/01   0.0069
10/13/01   0.023
10/20/01  -0.009
10/27/01   0.0275
11/03/01   0.0089
11/10/01   0.0034
11/17/01   0.0178
11/24/01   0.022
12/01/01  -0.0096
12/08/01   0.0138
12/15/01   0.0152
12/22/01   0.043
12/29/01   0.0271
01/05/06
01/12/06
01/19/06
01/26/06
02/02/06
02/09/06
02/16/06
02/23/06
03/02/06
03/09/06
03/16/06
03/23/06
03/30/06
04/6/06



     Shareholders will see a tangible sign of the Fund's good fortunes in the form of a special year-end dividend on December 31, 2001 in the amount of 16.4 cents per share, double the regular monthly rate. This special distribution consists entirely of ordinary income. There were no distributions of realized capital gains for the year. The regular rate of 8.2 cents per share will be reinstated in January, 2002. Please see the following Question and Answer section for a more detailed discussion.

     The Dividend Reinvestment Plan ("DRIP") provides our shareholders with a convenient and efficient way to increase their investments in the Fund by reinvesting regular dividends and special distributions in additional shares. More information on the DRIP is readily available. If your shares are held in a brokerage account, ask your broker if his firm is set up to participate. If you hold your shares in certificate form, or if you would just like more information, call the DRIP's agent, PFPC Inc., at 1-800-331-1710.

     As described in greater detail on page 25 of this report, the Fund changed accountants during the past year. We are pleased to welcome our new auditors, KPMG LLP.

     The following Q&A section explores in greater detail several key aspects of
the  Fund's   operations.   We  also   recommend   visiting   our  web  site  at
www.preferredincome.com for an ongoing source of current data on the Fund.




                                             Sincerely,

                                             /S/ SIGNATURE

                                             Robert T. Flaherty
                                             CHAIRMAN OF THE BOARD

December 19, 2001

                               QUESTIONS & ANSWERS

HOW DO CHANGES IN INTEREST RATES AFFECT THE FUND'S INCOME?

     It's a mouthful, but here goes! Generally speaking, we expect the Fund's income to increase when interest rates rise significantly while being relatively resistant to significant declines in interest rates. As we have said many times before, this is a very ambitious mission. Nonetheless, we have achieved our goal for many years as the following graph demonstrates.



                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                 PREFERRED INCOME FUND MONTHLY DIVIDEND INCOME
                 On a 1,000 Share ($15,000) Initial Investment

Date
Dec-90    Monthly Dividend Income
-------   -----------------------
Jan-91
Feb-91
Mar-91
Apr-91          122.5
May-91          122.5
Jun-91          122.5
Jul-91          122.5
Aug-91          125
Sep-91          125
Oct-91          125
Nov-91          125
Dec-91          125
Jan-92          126.46
Feb-92          126.46
Mar-92          126.46
Apr-92          126.46
May-92          126.46
Jun-92          126.46
Jul-92          126.46
Aug-92          126.46
Sep-92          126.46
Oct-92          126.46
Nov-92          126.46
Dec-92          126.46
Jan-93          127.87
Feb-93          127.87
Mar-93          127.87
Apr-93          127.87
May-93          127.87
Jun-93          127.87
Jul-93          127.87
Aug-93          127.87
Sep-93          127.87
Oct-93          127.87
Nov-93          127.87
Dec-93          127.87
Jan-94          121.76
Feb-94          121.76
Mar-94          121.76
Apr-94          121.76
May-94          128.67
Jun-94          128.67
Jul-94          128.67
Aug-94          128.67
Sep-94          128.67
Oct-94          128.67
Nov-94          133.06
Dec-94          133.06
Jan-95          132.51
Feb-95          132.51
Mar-95          132.51
Apr-95          132.51
May-95          132.51
Jun-95          125.21
Jul-95          125.21
Aug-95          125.21
Sep-95          125.21
Oct-95          125.21
Nov-95          125.21
Dec-95          117.63
Jan-96          117.63
Feb-96          117.63
Mar-96          117.63
Apr-96          117.63
May-96          124.39
Jun-96          124.39
Jul-96          124.39
Aug-96          124.39
Sep-96          124.39
Oct-96          124.39
Nov-96          124.39
Dec-96          124.39
Jan-97          123.32
Feb-97          123.32
Mar-97          123.32
Apr-97          123.32
May-97          123.32
Jun-97          123.32
Jul-97          123.32
Aug-97          123.32
Sep-97          123.32
Oct-97          123.32
Nov-97          123.32
Dec-97          123.32
Jan-98          117.47
Feb-98          117.47
Mar-98          117.47
Apr-98          117.47
May-98          117.47
Jun-98          117.47
Jul-98          117.47
Aug-98          117.47
Sep-98          117.47
Oct-98          117.47
Nov-98          117.47
Dec-98          117.47
Jan-99          118.77
Feb-99          118.77
Mar-99          118.77
Apr-99          118.77
May-99          118.77
Jun-99          127.85
Jul-99          127.85
Aug-99          127.85
Sep-99          127.85
Oct-99          127.85
Nov-99          127.85
Dec-99          127.85
Jan-2000        128.38
Feb-2000        128.38
Mar-2000        128.38
Apr-2000        128.38
May-2000        128.38
Jun-2000        128.38
Jul-2000        128.38
Aug-2000        128.38
Sep-2000        128.38
Oct-2000        128.38
Nov-2000        128.38
Dec-2000        128.38
Jan-2001        128.38
Feb-2001        128.38
Mar-2001        128.38
Apr-2001        128.38
May-2001        128.38
Jun-2001        128.38
Jul-2001        128.38
Aug-2001        128.38
Sep-2001        128.38
Oct-2001        128.38
Nov-2001        128.38
Dec-2001        128.38
Jan-2001
Feb-2001

Date
Dec-90      30 Yr Treasury Yield
------      --------------------
Jan-91            8.16
Feb-91            8.2
Mar-91            8.22
Apr-91            8.18
May-91            8.26
Jun-91            8.4
Jul-91            8.34
Aug-91            8.06
Sep-91            7.81
Oct-91            7.91
Nov-91            7.94
Dec-91            7.4
Jan-92            7.76
Feb-92            7.79
Mar-92            7.96
Apr-92            8.03
May-92            7.84
Jun-92            7.78
Jul-92            7.46
Aug-92            7.41
Sep-92            7.38
Oct-92            7.62
Nov-92            7.6
Dec-92            7.39
Jan-93            7.19
Feb-93            6.9
Mar-93            6.92
Apr-93            6.93
May-93            6.98
Jun-93            6.67
Jul-93            6.56
Aug-93            6.09
Sep-93            6.02
Oct-93            5.97
Nov-93            6.3
Dec-93            6.35
Jan-94            6.24
Feb-94            6.66
Mar-94            7.09
Apr-94            7.3
May-94            7.43
Jun-94            7.61
Jul-94            7.39
Aug-94            7.48
Sep-94            7.82
Oct-94            7.96
Nov-94            7.94
Dec-94            7.88
Jan-95            7.73
Feb-95            7.55
Mar-95            7.43
Apr-95            7.33
May-95            6.63
Jun-95            6.54
Jul-95            6.9
Aug-95            6.61
Sep-95            6.5
Oct-95            6.36
Nov-95            6.08
Dec-95            5.95
Jan-96            6.05
Feb-96            6.36
Mar-96            6.67
Apr-96            6.83
May-96            7
Jun-96            6.95
Jul-96            7.01
Aug-96            7.12
Sep-96            6.9
Oct-96            6.81
Nov-96            6.51
Dec-96            6.6
Jan-97            6.79
Feb-97            6.8
Mar-97            7.09
Apr-97            6.89
May-97            6.98
Jun-97            6.74
Jul-97            6.45
Aug-97            6.61
Sep-97            6.3
Oct-97            6.15
Nov-97            6.04
Dec-97            5.95
Jan-98            5.9
Feb-98            6.02
Mar-98            5.93
Apr-98            5.95
May-98            5.8
Jun-98            5.62
Jul-98            5.72
Aug-98            5.26
Sep-98            4.98
Oct-98            5.15
Nov-98            5.07
Dec-98            5.09
Jan-99            5.09
Feb-99            5.58
Mar-99            5.62
Apr-99            5.66
May-99            5.82
Jun-99            5.97
Jul-99            6.1
Aug-99            6.06
Sep-99            6.05
Oct-99            6.16
Nov-99            6.29
Dec-99            6.48
Jan-2000          6.49
Feb-2000          6.15
Mar-2000          5.84
Apr-2000          5.96
May-2000          6.02
Jun-2000          5.89
Jul-2000          5.79
Aug-2000          5.67
Sep-2000          5.88
Oct-2000          5.79
Nov-2000          5.59
Dec-2000          5.46
Jan-2001          5.53
Feb-2001          5.34
Mar-2001          5.46
Apr-2001          5.77
May-2001          5.77
Jun-2001          5.74
Jul-2001          5.5
Aug-2001          5.37
Sep-2001          5.41
Oct-2001          4.88
Nov-2001          5.26
Dec-2001          5.47
Jan-2002




     The solid blue line (measured on the left-hand scale) in the graph represents the monthly dollar income received from an original investment in 1,000 shares of the Fund. In comparison, the yields of long-term U.S. Treasury bonds are shown by the dotted line (measured on the right-hand scale). The graph assumes that the shareholder spent his or her regular monthly income from the Fund and reinvested at net asset value just the portion of each special year-end distribution that was "above and beyond" the monthly dividends.

     With interest rates, particularly short-term rates, at historically very low levels now, we face many interesting opportunities and challenges in implementing our income strategies today. Read on!

WHERE DID THE FUND GET THE MONEY TO DOUBLE ITS DIVIDEND IN DECEMBER?

     Give the credit to falling short-term interest rates. The surprisingly sharp reduction in the cost of the Fund's leverage in the last six months of fiscal 2001 caused income to accumulate in excess of the regular monthly dividend rate. In a real twist on an old saying, we ran out of YEAR before we ran out of INCOME.

     Ordinarily, a general decline in interest rates would be more likely to reduce our income than increase it. However, the savings on the cost of leverage were sufficient to offset other factors that, by themselves, would have cut income. Those included hedge losses (which must be covered by sales in the preferred portfolio) and the shift from hybrid preferreds into more traditional DRD eligible preferreds.

     The Fund was not affected significantly in the last year by issuers calling their high rate preferreds for redemption, which occurs frequently when interest rates fall. We pay lots of attention to redemption risk, even to the point of giving up a little yield to help protect the Fund's income in times like this.

WHY HASN'T THE FUND INCREASED ITS REGULAR MONTHLY DIVIDEND?

     The "windfall" from the current low cost of leverage may very well be temporary. As the economy ultimately recovers from the current recession, we will most likely see an increase in short-term interest rates (and probably long-term rates, too). At the present, it is unclear how effective our hedges, which are keyed to long-term rates, will be in offsetting higher leverage costs. Of course, the future is always unclear, so maybe it is just our cautious nature that is operating here.

WHY MOVE MONEY FROM HYBRID PREFERREDS INTO TRADITIONAL PREFERREDS
IF THAT REDUCES INCOME?

     It's not very complicated. The best way to get more income is to have more money to invest. The best way to do that is to take advantage of bargains, wherever they may be found within the preferred market.

     Traditional preferreds offer one big advantage not available from hybrid preferreds. They qualify for the Dividends Received Deduction ("DRD"), which makes their dividends 70% tax-free to a qualifying corporate investor. When the market value is not properly recognizing the value of the DRD, traditional preferreds represent bargains even for fully taxable investors.

     Historically, there have been times when hybrids have outperformed traditional DRD eligible preferreds and other times when traditional issues have come out on top. Over the years, we have often moved back and forth, in varying degrees, between hybrids and traditional preferreds. This has usually worked to the Fund's advantage.

     Through a complicated formula, the effective cost of the Fund's leverage is also reduced when more of its income qualifies for the DRD. The resulting savings to the Fund will become even more significant if the cost of our leverage starts to rise again.

WILL THE FUND'S HEDGING STRATEGIES BE DISTURBED BY THE TREASURY'S DECISION NOT TO ISSUE ANY MORE 30-YEAR BONDS?

     Although we have questions about the wisdom of the decision, it is unlikely to have a material effect on the Fund in the near-term. Not long ago, the crystal ball gazers were predicting that the Treasury would retire most of its public debt within a few short years. We were able to deal with that prospect, and eliminating new issues of 30-year Treasury bonds is less significant.

     Various hedging tools are available to the Fund. Historically, it has used put options linked to long-term Treasury bonds. However, arrangements are also in place for the purchase of options on interest rate swaps ("swaptions"). We regularly compare the economics of these alternative hedge instruments.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated

FINANCIAL DATA
PER SHARE OF COMMON STOCK
--------------------------------------------

                                                                                        DIVIDEND
                                   DIVIDENDS      NET ASSET          NYSE             REINVESTMENT
                                     PAID           VALUE        CLOSING PRICE          PRICE (1)
                                --------------  ------------   -------------------  ------------------
December 31, 2000 .............     $0.082         $13.42            $12.13               $12.78
January 31, 2001 ..............      0.082          13.68             13.00                13.29
February 28, 2001 .............      0.082          13.87             13.50                13.66
March 31, 2001 ................      0.082          13.78             13.50                13.57
April 30, 2001 ................      0.082          13.69             13.65                13.69
May 31, 2001 ..................      0.082          13.83             13.88                13.83
June 30, 2001 .................      0.082          13.96             13.60                13.93
July 31, 2001 .................      0.082          14.37             14.45                14.37
August 31, 2001 ...............      0.082          14.54             13.85                14.21
September 30, 2001 ............      0.082          14.22             14.05                14.36
October 31, 2001 ..............      0.082          14.81             14.64                14.68
November 30, 2001. ............      0.082          14.62             14.47                14.48
DECEMBER 31, 2001 .............      0.164          14.46             14.70                14.46


----------------------------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated

                                                        PORTFOLIO OF INVESTMENTS
                                                               NOVEMBER 30, 2001
                                             -----------------------------------

                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------

PREFERRED STOCKS AND SECURITIES -- 94.7%
  ADJUSTABLE RATE PREFERRED STOCKS -- 18.4%
         BANKING -- 14.5%
            Citigroup Inc.:
   35,000     Series Q, Adj. Rate Pfd. ................... $      848,750*
   95,250     Series R, Adj. Rate Pfd. ...................      2,309,812*
   75,000   Cobank,
              Adj. Rate Pfd., Pvt.,144A*** ...............      4,011,000*
            J.P. Morgan Chase & Co.:
   85,075     Series A, Adj. Rate Pfd. ...................      7,444,062*
   37,775     Series L, Adj. Rate Pfd. ...................      3,380,862*
  126,700     Series N, Adj. Rate Pfd. ...................      3,104,150*
  170,850   Wells Fargo & Company,
              Series B, Adj. Rate Pfd. ...................      8,328,937*
                                                           --------------
            TOTAL BANKING ADJUSTABLE RATE
             PREFERRED STOCKS ............................     29,427,573
                                                           --------------
         FINANCIAL SERVICES-- 0.5%
   25,000   Bear Stearns Companies, Inc.,
              Series A, Adj. Rate Pfd. ...................      1,075,000*
                                                           --------------
         UTILITIES-- 3.4%
            Niagara Mohawk Power Corporation:
  154,879     Series A, Adj. Rate Pfd. ...................      3,833,255*
   28,747     Series B, Adj. Rate Pfd. ...................        725,862*
   88,745     Series C, Adj. Rate Pfd. ...................      2,240,811*
                                                           --------------
            TOTAL UTILITIES ADJUSTABLE RATE
             PREFERRED STOCKS ............................      6,799,928
                                                           --------------
            TOTAL ADJUSTABLE RATE
             PREFERRED STOCKS ............................     37,302,501
                                                           --------------
  FIXED RATE PREFERRED STOCKS AND SECURITIES -- 75.2%
         BANKING -- 16.5%
   20,000   Abbey National Group,
              7.375% Pfd.,Series B                                502,100
      700   ABN AMRO North America, Inc.,
              6.46% Pfd., Pvt.,144A***                            702,989*

                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------


            BancWest Corporation:
$4,350,000    First Hawaiian Capital I,
              8.343% 7/1/27
              Capital Security, Series B ................. $    4,575,765
      300     BancWest Capital I,
              9.50% 12/01/30 QUIPS .......................          7,958
            Bank of America Corporation:
$ 500,000     NB Capital Trust II,
              7.83% 12/15/26 Capital Security ............        508,948
      300   BT Preferred Capital,
              8.125% Pfd., Series I ......................          7,662
            Citigroup Inc.:
    3,750     6.231% Pfd., Series H ......................        180,975*
  143,877     5.864% Pfd., Series M ......................      6,630,572*
    2,800   Firstar Realty LLC,
              8.875% Pfd., REIT, Pvt.,144A*** ............      3,219,916
            Wachovia Corporation:
$1,500,000    First Union Capital II,
              7.95% 11/15/29 Capital Security ............      1,575,180
$2,500,000    First Union Institutional Capital I,
              8.04% 12/1/26 Capital Security .............      2,574,537
$1,750,000    First Union Institutional Capital II,
              7.85% 1/1/27 Capital Security ..............      1,765,619
$3,320,000  GreenPoint Financial Corporation:
              GreenPoint Capital Trust I,
              9.10% 6/1/27 Capital Security ..............      3,157,519
            HSBC USA, Inc.:
   54,600     $2.8575 Pfd. ...............................      2,543,268*
$2,635,000    Republic New York Capital II,
              7.53% 12/4/26 STOPS ........................      2,594,869
            Keycorp:
$1,000,000    Keycorp Institutional Capital II,
              6.875% 3/17/29 Capital Security ............        904,475
$1,870,000    Keycorp Institutional Capital B,
              8.25% 12/15/26 Capital Security ............      1,926,773
                                                           --------------
            TOTAL BANKING FIXED RATE
             PREFERRED STOCKS
             AND SECURITIES ..............................     33,379,125
                                                           --------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2001
------------------------------------


                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------

PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS AND SECURITIES (CONTINUED)

         FINANCIAL SERVICES-- 14.6%
            Bear Stearns Companies, Inc.:
   17,733     6.15% Pfd., Series E ....................... $      775,819*
   11,790     5.72% Pfd., Series F .......................        479,735*
  208,840     5.49% Pfd., Series G .......................      8,212,633*
            Household International, Inc.:
   10,000     $4.30 Pfd. .................................        602,550*
   65,800     7.50% Pfd., Series 2001-A ..................      1,648,619*
            Lehman Brothers Holdings, Inc.:
  162,525     5.94% Pfd., Series C .......................      7,051,147*
   65,400     5.67% Pfd., Series D .......................      2,708,214*
  159,055   USA Education, Inc.,
              6.97% Pfd., Series A .......................      8,077,608*
                                                           --------------
            TOTAL FINANCIAL SERVICES FIXED
             RATE PREFERRED STOCKS
             AND SECURITIES ..............................     29,556,325
                                                           --------------
         INSURANCE -- 8.1%
            AON Corporation:
$3,120,000    AON Capital Trust A,
              8.205% 1/1/27 Capital Security .............      3,115,460
            Conseco, Inc.:
   14,850     Conseco Financing Trust I,
              9.16% TOPrS ................................        145,678
   29,350     Conseco Financing Trust V,
              8.70% TOPrS ................................        275,156
   75,000     Conseco Financing Trust VI,
              9.00% TOPrS ................................        748,500
       21   Prudential Human Resources
              Management Company, Inc.,
              6.30% Sinking Fund Pfd.,
              Series A, Pvt. .............................      2,187,313*
            SAFECO Corporation:
$2,480,000    SAFECO Capital Trust I,
              8.072% 7/15/37 Capital Security ............      2,254,940


                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------

            The St. Paul Companies, Inc.:
$3,200,000    MMI Capital Trust I, 7.625%
              12/15/27 Capital Security, Series B ........ $    3,088,784
   34,500     St. Paul Capital Trust I,
              7.60% Pfd. .................................        868,883
            UnumProvident Corporation:
$4,000,000    Provident Financing Trust I,
              7.405% 3/15/38 Capital Security ............      3,603,940
                                                           --------------
            TOTAL INSURANCE FIXED RATE
             PREFERRED STOCKS
             AND SECURITIES ..............................     16,288,654
                                                           --------------
         OIL AND GAS-- 3.3%
   11,200   Anadarko Petroleum Corporation,
              5.46% Pfd. .................................      1,004,752*
   41,300   Apache Corporation,
              5.68% Pfd., Series B .......................      3,774,614*
    1,860   EOG Resources, Inc.,
              7.195% Pfd., Series B ......................      1,966,838*
                                                           --------------
            TOTAL OIL AND GAS FIXED RATE
             PREFERRED STOCKS
             AND SECURITIES ..............................      6,746,204
                                                           --------------
         MISCELLANEOUS INDUSTRIES-- 2.7%
    7,500   E.I. Du Pont de Nemours and Company,
              $4.50 Pfd., Series B .......................        564,600*
   43,850   Farmland Industries, Inc.,
              8.00% Pfd., Pvt.,144A*** ...................      1,040,560*
   23,250   Ocean Spray Cranberries, Inc.,
              6.25% Pfd., Pvt., 144A*** ..................      1,908,593*
   42,500   Telephone & Data Systems, Inc.,
              7.60% Pfd., Series A .......................      1,056,550
    9,520   Viad Corporation,
              $4.75 Sinking Fund Pfd. ....................        516,270*
   17,500   Worldcom Inc.:
              Corts Worldcom,
              7.60% CorTS ................................        426,125
                                                           --------------
            TOTAL MISCELLANEOUS INDUSTRIES
             FIXED RATE PREFERRED STOCKS
             AND SECURITIES ..............................      5,512,698
                                                           --------------



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated

                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2001
                                            ------------------------------------

                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------

PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS AND SECURITIES (CONTINUED)

         UTILITIES-- 30.0%
  240,500   Alabama Power Company,
              5.20% Pfd. ................................. $    5,056,513*
            Appalachian Power Company:
   76,450     8.00% QUIDS, Series B ......................      1,929,216
      100     8.25% Pfd. .................................          2,536
   25,000   Avista Corporation,
              $6.95 Sinking Fund Pfd., Series K ..........      2,324,750*
   17,000   Baltimore Gas & Electric Company,
              6.99% Pfd., Series 1995 ....................      1,810,075*
   10,000   Boston Edison Company,
              4.78% Pfd. .................................        763,900*
            Central Hudson Gas & Electric Corporation:
    5,000     4.35% Pfd., Series D, Pvt. .................        336,225*
      750     4.96% Pfd., Series E, Pvt. .................         57,506*
   12,450   Columbus Southern Power Company,
              7.92%, Jr. Sub. Debt., Series B ............        318,222
            Connecticut Light and Power Company:
      985     $2.06 Pfd. .................................         28,422*
    5,223     $3.24 Pfd. .................................        238,404*
    2,000     4.50% Pfd. .................................         60,950*
    9,300     5.28% Pfd. .................................        345,914*
    6,870   Dayton Power and Light Company,
              3.90% Pfd., Series C .......................        425,287*
            Duke Energy Corporation:
    5,550     4.50% Pfd., Pvt.,Series C ..................        416,139*
   10,412     7.85% Pfd., Series S .......................      1,106,483*
      519     7.04% Pfd., Series Y .......................         55,551*
    5,000   Energy East Capital Trust I,
              8.25% TOPrS ................................        126,575
            Entergy Arkansas, Inc.:
    2,800     7.32% Pfd. .................................        263,298*
   11,350     7.40% Pfd. .................................      1,078,988*
    1,147     7.88% Pfd. .................................        119,965*
    4,440   Entergy Gulf States, Inc.,
              7.56% Pfd. .................................        414,518*


                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------


            Entergy Louisiana, Inc.:
      260     7.84% Pfd.                                   $       26,689*
  106,138     8.00% Pfd., Series 92                             2,660,349*
    8,500   Entergy Mississippi, Inc.,
              7.44% Pfd.                                          817,530*
    5,350   Florida Power & Light Company,
              4.35% Pfd., Series E, Pvt.                          361,339*
    1,810   Great Plains Energy, Inc.,
              4.50% Pfd.                                          121,795*
    5,000   Green Mountain Power Corporation,
              7.32% Pfd.,  Series 1                               473,375*
            Hawaiian Electric Company, Inc.:
   20,000     HECO Capital Trust I,
              8.05% QUIPS                                         508,500
            Illinois Power Company:
    4,530     4.08% Pfd., Series A                                153,748*
    8,960     4.42% Pfd., Series D                                329,459*
   29,370     4.70% Pfd., Series E                              1,148,367*
      785     7.75% Pfd.                                           39,882*
   10,000   Indiana Michigan Power Company,
              8.00% Pfd., Series A TOPrS                          254,600
   14,500   Indianapolis Power & Light Company,
              5.65% Pfd.                                        1,284,193*
    5,874   Jersey Central Power & Light Company,
              7.52% Sinking Fund Pfd., Series K                   608,987*
    4,500   Kentucky Energy Corporation,
              6.53% Pfd.                                          448,808*
   18,500   Monongahela Power Company,
              $7.73 Pfd., Series L                              1,960,260*
   26,000   Montana Power Company,
              $6.875 Pfd.                                       2,608,320*
            Niagara Mohawk Power Corporation:
    3,550     4.10% Pfd.                                          192,002*
    6,500     5.25% Pfd.                                          474,305*
    3,500   Northern Indiana Public Service Company,
              7.44% Pfd.                                          358,033*
    6,170   Ohio Edison Company,
              4.44% Pfd.                                          360,883*




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2001
-----------------------------------

                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------

PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS AND SECURITIES (CONTINUED)
         UTILITIES (CONTINUED)
            Ohio Power Company:
   36,200     7.375% Sr. Notes ........................... $      908,439
   15,500     7.92% QUIDS, Series B ......................        392,228
   33,600     8.16% Pfd., Series A .......................        851,928
            PacifiCorp:
    1,225     $4.56 Pfd. .................................         73,028*
    6,268     $4.72 Pfd. .................................        386,798*
    2,500     $7.48 Sinking Fund Pfd. ....................        252,825*
   46,350     8.25% QUIPS ................................      1,149,248
            PECO Energy Company:
    5,000     $4.40 Pfd., Series C .......................        331,400*
    7,500     $7.48 Pfd. .................................        801,750*
$1,050,000    Capital Trust III, $7.38 4/6/28
              Capital Security, Series D .................        966,137
    4,000   Portland General Electric,
              7.75%, Sinking Fund Pfd. ...................        399,920*
    5,000   PPL Electric Utilities Corporation,
              6.75% Pfd. .................................        495,775*
    9,410   PSI Energy, Inc.,
              4.32% Pfd. .................................        153,054*
   10,000   Public Service Company of New Mexico,
              4.58% Pfd., Pvt. ...........................        617,250*
   10,800   Public Service Enterprise Group, Inc.:
              Enterprise Capital Trust I,
              7.44% TOPrS, Series A ......................        265,788
            Puget Sound Energy, Inc.:
   82,200     7.45% Pfd., Series II ......................      2,004,447*
   14,690     7.75% Sinking Fund Pfd. ....................      1,522,692*
            Reliant Energy, Inc.:
   45,000     HL&P Capital Trust I,
              8.125% QUIPS ...............................      1,122,750
$3,500,000    Houston Light & Power, Capital Trust II,
              8.257%, 2/1/37 Capital Security,
              Series B                                          3,475,185
   57,750     REI Trust I,
              7.20% TOPrS, Series C ......................      1,340,666


                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------


            Rochester Gas & Electric Corporation:
    4,984     4.10% Pfd., Series H ....................... $      288,798*
   10,000     4.55% Pfd. Pvt. ............................        629,850*
            Sierra Pacific Resources:
   30,000     NVP Capital III,
              7.75% TIPS .................................        736,500
   30,000     Sierra Pacific Power Company,
              7.80% Pfd., Series 1 .......................        740,250*
            South Carolina Electric & Gas Company:
   26,311     5.125% Purchase Fund Pfd., Pvt. ............      1,074,804*
    6,703     6.00% Purchase Fund Pfd., Pvt. .............        317,856*
   60,400   Southern Union Company:
              Southern Union Financing I,
              9.48% TOPrS ................................      1,545,938
    6,850   TransCanada PipeLines Ltd.,
              8.25% Pfd. .................................        177,586
$3,800,000  Union Electric Power Company,
              7.69% 12/15/36 Capital Security,
              Series A ...................................      3,741,974
            XCEL Energy, Inc.:
   14,200     $4.10 Pfd., Series C .......................        870,602*
   25,500     PSCO Capital Trust I,
              7.60% TOPrS ................................        640,305
                                                           --------------
            TOTAL UTILITIES FIXED RATE
             PREFERRED STOCKS
             AND SECURITIES ..............................     60,746,632
                                                           --------------
            TOTAL FIXED RATE PREFERRED
             STOCKS AND SECURITIES .......................    152,229,638
                                                           --------------
  INVERSE FLOATING RATE PREFERRED -- 1.1%
       18   Premium Assets, Series A,
              Zurich Financial Reg Caps ..................      2,170,952
                                                           --------------
            TOTAL PREFERRED STOCKS
             AND SECURITIES
             (Cost $183,318,987) .........................    191,703,091
                                                           --------------
OPTION CONTRACTS-- 0.6% (Cost $1,015,628)
    1,250   Put Options on U.S. Treasury:
              Bond March Futures,
              Expiring 2/23/2002(DAGGER) .................      1,145,313
                                                           --------------



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated

                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2001
                                            ------------------------------------

                                                                VALUE
 SHARES/$ PAR                                                 (NOTE 1)
 ------------                                                 ---------


MONEY MARKET FUNDS -- 4.6%
  427,598   Provident FedFund, 2.27% ..................... $      427,598
9,000,000   Provident TempFund, 2.28% ....................      9,000,000
                                                           --------------
            TOTAL MONEY MARKET FUNDS
             (Cost $9,427,598) ...........................      9,427,598
                                                           --------------
TOTAL INVESTMENTS (Cost $193,762,213**) .........   99.9%     202,276,002
OTHER ASSETS AND LIABILITIES (Net) ..............    0.1          136,033
                                                  ------   --------------
NET ASSETS ......................................  100.0%  $  202,412,035
                                                  ======   ==============
----------------------

*    Securities eligible for the Dividends Received Deduction.

**   Aggregate cost for federal tax purposes is $193,872,325.

*** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(DAGGER) Non-income producing.

ABBREVIATIONS (Note 6):
QUIDS   --  Quarterly Income Debt Securities
QUIPS   --  Quarterly Income Preferred Securities
REIT    --  Real Estate Investment Trust
STOPS   --  Semi-Annual Trust Originated Pass Through  Securities
TIPS    --  Trust Issued Preferred Securities
TOPRS   --  Trust Originated Preferred Securities
CORTS   --  Corporate  Backed Trust  Securities
PFD.    --  Preferred  securities
PVT.    --  Private Placement securities

Capital Securities are considered debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001
-----------------------------------



ASSETS:
   Investments, at value (Cost $193,762,213) (Note 1)
     See accompanying schedule ..........................................                      $202,276,002
   Dividends and interest receivable ....................................                         1,474,765
   Prepaid expenses .....................................................                            62,975
                                                                                               ------------
           Total Assets .................................................                       203,813,742

LIABILITIES:
   Payable for securities purchased ..................................... $  1,045,500
   Dividends payable to Common Shareholders .............................      155,582
   Investment advisory fee payable (Note 2) .............................       93,828
   Professional fees payable ............................................       52,041
   Accrued expenses and other payables ..................................       54,756
                                                                          ------------
           Total Liabilities ............................................                         1,401,707
                                                                                               ------------
NET ASSETS ..............................................................                      $202,412,035
                                                                                               ============
NET ASSETS CONSIST OF:

   Undistributed net investment income (Note 1) .........................                      $    728,768
   Accumulated net realized loss on investments sold (Note 1) ...........                        (6,982,079)
   Unrealized appreciation of investments (Note 3) ......................                         8,513,789
   Par value of Common Stock ............................................                            98,970
   Paid-in capital in excess of par value of Common Stock ...............                       142,552,587
   Money Market Cumulative Preferred(TRADE MARK) Stock (Note 5) .........                        57,500,000
                                                                                               ------------
           Total Net Assets .............................................                      $202,412,035
                                                                                               ============

                                                                               PER SHARE
                                                                              -----------
NET ASSETS AVAILABLE TO:

   Money Market Cumulative Preferred(TRADE MARK) Stock (575 shares
     outstanding) redemption value ......................................     $100,000.00       $57,500,000
   Accumulated undeclared dividends on Money Market

     Cumulative Preferred(TRADE MARK) Stock (Note 9) ....................          456.30           262,372
                                                                              -----------       -----------
                                                                              $100,456.30        57,762,372
                                                                              ===========
   Common Stock (9,896,988 shares outstanding) ..........................          $14.62       144,649,663
                                                                                   ======       -----------


TOTAL NET ASSETS ........................................................                      $202,412,035
                                                                                               ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated

                                                         STATEMENT OF OPERATIONS
                                            FOR THE YEAR ENDED NOVEMBER 30, 2001
                                            ------------------------------------




INVESTMENT INCOME:
     Dividends ...............................................................              $  9,885,288
     Interest ................................................................                 4,275,815
                                                                                            ------------
          Total Investment Income ............................................                14,161,103

EXPENSES:
     Investment advisory fee (Note 2) ........................................  $1,103,732
     Administration fee (Note 2) .............................................     234,896
     Money Market Cumulative Preferred(TRADE MARK) broker commissions and
        Auction Agent fees ...................................................     158,665
     Legal and audit fees ....................................................     109,599
     Insurance expense .......................................................     102,001
     Shareholder servicing agent fees and expenses (Note 2) ..................      82,137
     Directors' fees and expenses (Note 2) ...................................      72,354
     Custodian fees and expenses (Note 2) ....................................      24,023
     Other ...................................................................      77,181
                                                                                ----------
          Total Expenses .....................................................                 1,964,588
                                                                                            ------------

NET INVESTMENT INCOME ........................................................                12,196,515
                                                                                            ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   (Notes 1 and 3):
     Net realized loss on investments sold during the year ...................                (1,300,809)
     Change in net unrealized appreciation of investments
        during the year ......................................................                12,993,581
                                                                                            ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..............................                11,692,772
                                                                                            ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................              $ 23,889,287
                                                                                            ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------



                                                                                     YEAR ENDED          YEAR ENDED
                                                                                  NOVEMBER 30, 2001   NOVEMBER 30, 2000
                                                                                  -----------------   -----------------
OPERATIONS:
     Net investment income .....................................................  $      12,196,515   $      12,986,217
     Net realized loss on investments sold during the year .....................         (1,300,809)         (4,274,778)
     Change in net unrealized appreciation (depreciation)
        of investments during the year .........................................         12,993,581          (1,234,988)
                                                                                  -----------------   -----------------
     Net increase in net assets resulting from operations ......................         23,889,287           7,476,451

DISTRIBUTIONS:
     Dividends paid from net investment income to Money Market
        Cumulative Preferred(TRADE MARK) Stock Shareholders (Note 5) ...........         (2,579,582)         (2,821,469)
     Distributions paid from net realized capital gains to Money
        Market Cumulative Preferred(TRADE MARK) Stock Shareholders (Note 5) ....                 --            (151,753)
     Dividends paid from net investment income to Common Stock
        Shareholders ...........................................................         (9,703,430)        (10,268,842)
     Distributions paid from net realized capital gains to Common Stock
        Shareholders ...........................................................                 --          (4,115,149)
                                                                                  -----------------   -----------------
     Total Distributions .......................................................        (12,283,012)        (17,357,213)
                                                                                  -----------------   -----------------

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions (Note 4) ..........................            823,227                  --
                                                                                  -----------------   -----------------

NET INCREASE(DECREASE) IN NET ASSETS FOR THE YEAR ..............................         12,429,502          (9,880,762)

NET ASSETS:
     Beginning of year .........................................................        189,982,533         199,863,295
                                                                                  -----------------   -----------------
     End of year (including undistributed net investment income of
        $728,768 and $670,224, respectively) ...................................  $     202,412,035   $     189,982,533
                                                                                  =================   =================



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated

                                                            FINANCIAL HIGHLIGHTS


                          FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                          ------------------------------------------------------

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.


                                                                                           YEAR ENDED NOVEMBER 30,
                                                                                 ------------------------------------------
                                                                                   2001             2000             1999
                                                                                 --------         --------         --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ............................................. $  13.41         $  14.41         $  16.43
                                                                                 --------         --------         --------
INVESTMENT OPERATIONS:
Net investment income. .........................................................     1.23             1.32             1.29
Net realized and unrealized gain/(loss) on investments .........................     1.19            (0.56)           (1.35)
                                                                                 --------         --------         --------
Total from investment operations ...............................................     2.42             0.76            (0.06)
                                                                                 --------         --------         --------
DISTRIBUTIONS:
Dividends paid from net investment income to MMP* Shareholders. ................    (0.26)           (0.29)           (0.20)
Distributions paid from net realized capital gains to MMP* Shareholders ........       --            (0.01)           (0.08)
Dividends paid from net investment income to Common Stock Shareholders. ........    (0.98)           (1.04)           (1.12)
Distributions paid from net realized capital gains to Common Stock Shareholders        --            (0.42)           (0.53)

Change in accumulated undeclared dividends on MMP* .............................     0.03(DAGGER)    (0.00)(DAGGER)   (0.03)(DAGGER)
                                                                                 --------         --------         --------
Total distributions ............................................................    (1.21)           (1.76)           (1.96)
                                                                                 --------         --------         --------
Net asset value, end of year. .................................................. $  14.62(DAGGER) $  13.41(DAGGER) $  14.41(DAGGER)
                                                                                 ========         ========         ========
Market value, end of year ...................................................... $ 14.470         $ 12.125         $ 12.750
                                                                                 ========         ========         ========
Total investment return based on net asset value** .............................   17.01%            4.55%            (1.81)%
                                                                                 ========         ========         ========
Total investment return based on market value**. ...............................   28.02%            6.88%           (10.43)%
                                                                                 ========         ========         ========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:

     Operating expenses ........................................................     1.42%            1.41%            1.37%
     Net investment income*** ..................................................     7.21%            7.58%            6.66%

------------------------------------

SUPPLEMENTAL DATA:(DAGGER)(DAGGER)
     Portfolio turnover rate. ..................................................       39%              66%              65%
     Net assets, end of year (in 000's) . ...................................... $202,412         $189,983         $199,863
     Ratio of operating expenses to total average net assets ...................     1.00%            0.98%            0.99%






                                                                                  YEAR ENDED NOVEMBER 30,
                                                                                --------------------------
                                                                                   1998            1997
                                                                                  --------       --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year .............................................  $  16.71       $  16.50
                                                                                  --------       --------
INVESTMENT OPERATIONS:
Net investment income. .........................................................      1.28           1.27
Net realized and unrealized gain/(loss) on investments .........................      0.05           1.00
                                                                                  --------       --------
Total from investment operations ...............................................      1.33           2.27
                                                                                  --------       --------
DISTRIBUTIONS:
Dividends paid from net investment income to MMP* Shareholders. ................     (0.17)         (0.22)
Distributions paid from net realized capital gains to MMP* Shareholders ........     (0.07)         (0.06)
Dividends paid from net investment income to Common Stock Shareholders. ........     (1.05)         (1.15)
Distributions paid from net realized capital gains to Common Stock Shareholders      (0.30)         (0.65)

Change in accumulated undeclared dividends on MMP* .............................     (0.02)          0.02
                                                                                  --------       --------
Total distributions ............................................................     (1.61)         (2.06)
                                                                                  --------       --------
Net asset value, end of year. ..................................................  $  16.43       $  16.71
                                                                                  ========       ========
Market value, end of year ......................................................  $ 15.938       $ 16.188
                                                                                  ========       ========
Total investment return based on net asset value** .............................     6.91%         13.65%
                                                                                  ========       ========
Total investment return based on market value**. ...............................     7.05%         17.20%
                                                                                  ========       ========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:

     Operating expenses ........................................................      1.32%          1.34%
     Net investment income*** ..................................................      6.13%          6.22%

------------------------------------

SUPPLEMENTAL DATA:(DAGGER)(DAGGER)
     Portfolio turnover rate. ..................................................        87%            74%
     Net assets, end of year (in 000's) . ......................................  $219,398       $221,990
     Ratio of operating expenses to total average net assets ...................      0.97%          0.99%



*    Money Market Cumulative Preferred(TRADE MARK) Stock.
** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment Plan.
*** The net investment income ratios reflect income net of operating expenses and payments to MMP* Shareholders.
(DAGGER)  Includes   effect  of  additional   distribution   available  to  MMP*
     Shareholders ($0.02 per Common Share in 2001, $0.03 per Common Share in 2000 and $0.05 per Common Share in 1999). (See Note 5 to the Financial Statements.)
(DAGGER)(DAGGER)  Information presented under heading Supplemental Data includes
     MMP*.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

Preferred Income Fund Incorporated

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------

      The table below sets out information with respect to Money Market Cumulative Preferred(TRADE MARK) Stock currently outstanding.


                                             INVOLUNTARY          AVERAGE
                                 ASSET       LIQUIDATING          MARKET
 YEAR ENDED     TOTAL SHARES   COVERAGE      PREFERENCE            VALUE
 NOVEMBER 30     OUTSTANDING   PER SHARE    PER SHARE (1)    PER SHARE (1) & (2)
 -----------     -----------   ---------    -------------    -------------------
    2001             575        $352,021       $100,000           $100,000
    2000             575         330,404        100,000            100,000
    1999             575         347,588        100,000            100,000
    1998             575         381,562        100,000            100,000
    1997             575         386,070        100,000            100,000

----------------
(1) Excludes accumulated undeclared dividends.
(2) See Note 5.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     Preferred Income Fund Incorporated (the "Fund") is a diversified, closed-end management invest- ment company organized as a Maryland corporation and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to common shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of the outstanding Money Market Cumulative Preferred(TRADE MARK) Stock and (iii) accumulated and unpaid dividends on the outstanding Money Market Cumulative Preferred(TRADE
MARK) Stock.

     Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation, except as described hereafter. In the absence of sales of listed securities and with respect to (a) securities for which the most recent sale prices are not deemed to represent fair market value and (b) unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions") are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with a valuation obtained from a broker/dealer or bank that is not a counterparty to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis.

     In November 2000, a revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and accrete discount on those fixed income securities, such as capital securities, that trade on an "accrued income" basis. Upon initial adoption, the Fund will be required to adjust the cost of such securities by the cumulative amount of accretion or amortization that would have been recognized had accretion or amortization been in effect from the purchase date of each

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------



     holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between net investment income and realized and unrealized gain/loss in the Statement of Operations. The adoption of this principle is not material to the financial statements.

     OPTIONS: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's Investment Adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock. The shareholders of Money Market Cumulative Preferred(TRADE MARK) Stock are entitled to receive cumulative cash dividends as declared by the Fund's Board of Directors. Distributions to shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to shareholders at least annually. Any net realized long-term capital gains may be distributed to shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportional allocation of income and gains to all classes of Shareholders.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated

                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                       -----------------------------------------



     The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years.

     OTHER: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE, DIRECTORS' FEES, ADMINISTRATION FEE AND TRANSFER AGENT FEE

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's Investment Adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly net assets up to $100 million and 0.50% of the value of the Fund's average monthly net assets in excess of $100 million.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $100 for each telephone meeting. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     PFPC Inc., a member of The PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator and Transfer Agent. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund paid PFPC Inc. a monthly fee at an annual rate of 0.12% of the Fund's average monthly net assets. During fiscal year 2001, effective December 1, 2001, this rate changed to 0.10%. PFPC Inc. also serves as the Fund's Common Stock servicing agent (transfer agent), dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% of the Fund's average monthly net assets plus certain out-of-pocket expenses.

     As of April 9, 2001, PFPC Trust Company ("PFPC Trust") began serving as the Fund's Custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.01% of the Fund's average monthly net assets. Prior to April 9, 2001, Boston Safe Deposit and Trust Company ("Boston Safe"), a wholly-owned subsidiary of Mellon Bank Corporation, served as the Fund's Custodian.

3.   PURCHASE AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities for the year ended November 30, 2001, excluding short-term investments, aggregated $73,711,164 and $83,550,031, respectively.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------



     At November 30, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $12,083,462 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,679,785.

4.   COMMON STOCK

     At November 30, 2001, 240,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock transactions were as follows:


                                                                            YEAR ENDED
                                                                             11/30/01
                                                                      ----------------------
                                                                       SHARES        AMOUNT
                                                                      ---------     --------
Issued as reinvestment of dividends under the Dividend
   Reinvestment and Cash Purchase Plan ............................      58,417     $823,227
                                                                      =========     ========

5.   MONEY MARKET CUMULATIVE PREFERRED(TRADE MARK) STOCK

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The Money Market Cumulative Preferred(TRADE MARK) Stock is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on shares of Money Market Cumulative Preferred(TRADE MARK) Stock are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the Money Market Cumulative Preferred(TRADE MARK) Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, Money Market Cumulative Preferred(TRADE
MARK) Stock at a redemption price of $100,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     If the Fund allocates any net gains or income ineligible for the Dividends Received Deduction to shares of the Money Market Cumulative Preferred(TRADE
MARK) Stock, the Fund is required to make additional distributions to Money Market Cumulative Preferred(TRADE MARK) Stock Shareholders or to pay a higher dividend rate in amounts needed to provide a return, net of tax, equal to the return had such originally paid distributions been eligible for the Dividends Received Deduction. Net assets available to Money Market Cumulative Preferred(TRADE MARK) Stock at November 30, 2001 included an accrued additional distribution of $237,647. The amount subsequently calculated and then paid to the Money Market Cumulative Preferred(TRADE MARK) Shareholders for fiscal 2001 was $233,381. (See Note 9 - "Subsequent Events.")

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated

                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                       -----------------------------------------


     Prior to November 30, 1999, additional distributions were not reported as available to Money Market Cumulative Preferred(TRADE MARK) Stock until declared by the Board of Directors. The amount of additional distributions payable for any year may be highly uncertain and will not be known until after a fiscal year has been completed.

     An auction of the Money Market Cumulative Preferred(TRADE MARK) Stock is generally held every 49 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. Money Market Cumulative Preferred(TRADE MARK) Stock Shareholders may also trade shares in the secondary market between auction dates.

     At November 30, 2001, 575 shares of Money Market Cumulative Preferred(TRADE
MARK) Stock were outstanding at the annual rate of 1.72%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock Shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

6.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in traditional DRD-eligible preferred securities (i.e., adjustable and fixed rate preferred and preference stocks) and similar hybrid, i.e., fully taxable, preferred securities. Under normal market conditions, at least 80% of the value of the Fund's net assets will be invested in preferred securities. Also, under normal market conditions, the Fund invests at least 25% of its assets in securities issued by utilities and at least 25% of its assets in securities issued by companies in the banking industry. The Fund's portfolio may therefore be subject to greater risk and market fluctuation than a portfolio of securities representing a broader range of investment alternatives. The risks could adversely affect the ability and inclination of companies in these industries to declare and pay dividends or interest and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy. The Fund may invest up to 15% of its assets at the time of purchase in securities rated below investment grade, provided that no such investment may be rated below both "Ba" by Moody's Investors Service, Inc. and "BB" by Standard & Poor's or judged to be comparable in quality at the time of purchase; however, any such securities must be issued by an issuer having an outstanding class of senior debt rated investment grade.

     The Fund may invest up to 15% of its assets in common stocks and, under normal market conditions, up to 20% of its assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities, such as TOPrS, TIPS, QUIPS, MIPS, QUIDS, QUICS, QIB's, STOPS, CorTS, REIT, Capital Securities, and other similar or related investments, will be subject to the foregoing 20% limitation to the extent that, in the opinion of the Fund's Adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like (a) if an issuer can defer payment of

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------


     income for eighteen months or more without triggering an event of default and (b) if such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

7.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and options on interest rate swaps ("swaptions"). As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of November 30, 2001, the Fund owned put options on U.S.
Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

8.   SIGNIFICANT SHAREHOLDERS

     At November 30, 2001, the Commerce Group, Inc. and its affiliates owned approximately 30.1% of the Fund's outstanding Common Stock, according to Schedule D filings dated September 30, 2001.

9.   SUBSEQUENT EVENTS

     As a result of the income realized by the Fund that did not qualify for the Corporate Dividends Received Deduction ("DRD"), a portion of the distributions paid to the Fund's Money Market Cumulative Preferred(TRADE MARK) Stock Shareholders from January 1, 2001 through November 30, 2001 has been designated as being non-DRD income, as required by Internal Revenue Services Ruling 89-81, with respect to the Internal Revenue Code of 1986, as amended. On December 17, 2001, the Fund declared an additional distribution of $233,381, payable December 19, 2001, to Money Market Cumulative Preferred(TRADE MARK) Stock Shareholders as required by the Fund's Articles Supplementary. (See Note 5.)

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders
   Preferred Income Fund Incorporated:

     We have audited the accompanying statement of assets and liabilities of Preferred Income Fund Incorporated, including the fund's portfolio of investments, as of November 30, 2001, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2000 and financial highlights for each of the years in the four-year period ended November 30, 2000 were audited by other auditors whose report dated January 12, 2001, expressed an unqualified opinion on that financial statement and those financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Preferred Income Fund Incorporated as of November 30, 2001, the results of its operations, changes in its net assets and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

[GRAPHIC OMITTED]

KPMG LOGO

Boston, Massachusetts
January 7, 2002

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated

TAX INFORMATION (UNAUDITED)
--------------------------


     Of the total distributions attributable to the fiscal year ended November 30, 2001, including the Additional Distribution to Money Market Cumulative Preferred(TRADE MARK) Stock Shareholders, 65.79% qualified for the Dividends Received Deduction for eligible corporate investors. (See Note 9.)

     For the calendar year ended December 31, 2001, 67.20% of all distributions paid to Common Stock Shareholders qualified for the Dividends Received Deduction for eligible corporate investors. Shareholders should refer to Form 1099 accompanying additional information and the information contained herein when preparing their tax returns to determine the appropriate tax characterization of the distributions they received from the Fund in calendar year 2001.

     At November 30, 2001, the Fund had accumulated realized capital losses of $6,014,198 in 2000 and $513,821 in 2001. These losses may be carried forward and offset against any future capital gains through 2008 and 2009, respectively.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated

                                              ADDITIONAL INFORMATION (UNAUDITED)
                                              ----------------------------------



CHANGE IN INDEPENDENT AUDITORS

     Based on the recommendation of the Audit Committee of the Fund, the Board of Directors voted to appoint KPMG LLP as the Fund's independent auditors for the Fund's fiscal year ended November 30, 2001. On October 17, 2001, PricewaterhouseCoopers LLP("PwC") resigned as the independent auditors of the Fund.

     The reports of PwC on the Fund's financial statements for fiscal years ended in 2000 and 1999 did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

     During the Fund's fiscal years ended in 2000 and 1999, and through October 17, 2001, there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreement in their report on the financial statements for such years.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated

ADDITIONAL INFORMATION (UNAUDITED)(CONTINUED)
--------------------------------------------


DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the year ended November 30, 2001, $2,609.66 in brokerage commissions were incurred.

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated

                                   ADDITIONAL INFORMATION (UNAUDITED)(CONTINUED)
                                   ---------------------------------------------


     dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred.

     A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold common stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated

ADDITIONAL INFORMATION (UNAUDITED)(CONTINUED)
--------------------------------------------


INFORMATION ABOUT FUND DIRECTORS AND OFFICERS

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.


                                                                  PRINCIPAL               NUMBER OF FUNDS      OTHER
                                             TERM OF OFFICE      OCCUPATION(S)            IN FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS,               POSITION(S)     AND LENGTH OF        DURING PAST                OVERSEEN          HELD BY
AND AGE                    HELD WITH FUND     TIME SERVED*         FIVE YEARS               BY DIRECTOR       DIRECTOR

NON-INTERESTED
DIRECTORS:
---------
MARTIN BRODY                Director        Class I Director       Retired                     2           Director, Jaclyn, Inc.
c/o HMK Associates                             since 1991                                                  (luggage and
30 Columbia Turnpike                                                                                       accessories); Director,
Florham Park, NJ 07932                                                                                     Smith Barney Mutual
Age: 80                                                                                                    Funds (18 funds).

DAVID GALE                  Director        Class I Director       President & CEO             2           Director, Stone Container
Delta Dividend Group, Inc.                     since 1997          of Delta Dividend                       Corporation, until
301 Pine Street                                                    Group, Inc.                             Dec. 31, 2000; Director
San Francisco, CA 94104                                            (Investments).                          Free Real Time.com,
Age: 52                                                                                                    until Feb 1, 2001.

MORGAN GUST(DAGGER)         Director        Class III Director     From January 1, 1999,       2                  --
Giant Industries, Inc.                         since 1991          Executive Vice President,
23733 N. Scottsdale Road                                           Giant Industries, Inc.;
Scottsdale, AZ 85255                                               and, for more than
Age: 54                                                            five years prior thereto,
                                                                   Vice President, General
                                                                   Counsel and Vice
                                                                   President-Administration,
                                                                   Giant Industries, Inc.

ROBERT F. WULF              Director         Class II Director     Since March 1984,           2                  --
3560 Deerfield Drive South                     since 1991          Financial Consultant;
Salem, OR 97302                                                    Trustee, University of
Age: 64                                                            Oregon Foundation;
                                                                   Trustee, San Francisco
                                                                   Theological Seminary

---------------------------

* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

                                 CLASS I DIRECTORS - three year term expires at the Fund's 2002 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - three year term expires at the Fund's 2003 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2004 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

(DAGGER)Represents  holders  of shares of the  Fund's  Money  Market  Cumulative
        Preferred(TRADE MARK) Stock.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated

                                   ADDITIONAL INFORMATION (UNAUDITED)(CONTINUED)
                                   ---------------------------------------------


                                                                               PRINCIPAL          NUMBER OF FUNDS       OTHER
                                                      TERM OF OFFICE          OCCUPATION(S)       IN FUND COMPLEX     DIRECTORSHIPS
NAME, ADDRESS,                       POSITION(S)      AND LENGTH OF           DURING PAST           OVERSEEN           HELD BY
AND AGE                             HELD WITH FUND     TIME SERVED*           FIVE YEARS           BY DIRECTOR         DIRECTOR


INTERESTED
DIRECTORS:
---------
ROBERT T. FLAHERTY(DAGGER)(DAGGER)  Director,         Class III Director      Prior to December           2               --
301 E. Colorado Boulevard           Chairman          since 1991              1996, President of
Suite 720                           of the Board,                             Flaherty & Crumrine
Pasadena, CA 91101                  President and                             Incorporated ("Flaherty &
Age: 64                             Chief Executive                           Crumrine"); Director of
                                    Officer                                   Flaherty & Crumrine.

DONALD F. CRUMRINE(DAGGER)(DAGGER)  Director, Chief   Class II Director       Chairman of the Board,      2               --
301 E. Colorado Boulevard           Financial         since 1991              since December 1996,
Suite 720                           Officer, Chief                            and previously held
Pasadena, CA 91101                  Accounting Officer,                       other officerships of
Age: 54                             Vice President                            Flaherty & Crumrine;
                                    and Secretary                             Director of Flaherty &
                                                                              Crumrine.

OFFICERS:

ROBERT M. ETTINGER                  Vice              Since 1991              President of               --               --
301 E. Colorado Boulevard           President                                 Flaherty & Crumrine.
Suite 720                           and Assistant
Pasadena, CA 91101                  Treasurer
Age: 43

PETER C. STIMES                     Vice              Since 1991              Vice President of          --               --
301 E. Colorado Boulevard           President,                                Flaherty & Crumrine.
Suite 720                           Treasurer
Pasadena, CA 91101                  and Assistant
Age: 46                             Secretary


---------------------------

* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

                                 CLASS I DIRECTORS - three year term expires at the Fund's 2002 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - three year term expires at the Fund's 2003 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2004 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

(DAGGER)Represents holders of shares of the Fund's Money Market Cumulative Preferred(TRADE MARK) Stock.

(DAGGER)(DAGGER)"Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Flaherty and Crumrine are each considered an "interested person" because of their affiliation with Flaherty & Crumrine which acts as the Fund's investment adviser.

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

                      [This page intentionally left blank]

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert T. Flaherty, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Robert T. Flaherty, CFA
     Chairman of the Board
     and President

   Donald F. Crumrine, CFA
     Vice President
     and Secretary

   Robert M. Ettinger, CFA
     Vice President

   Peter C. Stimes, CFA
     Vice President
     and Treasurer

 INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF PREFERRED
   INCOME FUND?

   (BULLET) If your shares are held in a Brokerage Account, contact your Broker.

   (BULLET) If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --

               PFPC Inc.
               P.O. Box 1376
               Boston, MA  02104
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF PREFERRED INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

[GRAPHIC OMITTED]
PREFERRED INCOME FUND LOGO

                                     ANNUAL

                                     REPORT

                                NOVEMBER 30, 2001

                        WEB SITE: WWW.PREFERREDINCOME.COM